Share Based Compensation - Schedule of Share-based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		¥ 2,507	¥ 4,782
Selling and marketing expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses
General and administrative expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		2,507	4,782
Research and development expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses